Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments under coal, gas and transportation contractual agreements
As of December 31, 2019, the Company's minimum commitments under such outstanding agreements are estimated as follows:

Period	(In millions)
2020	$124
2021	125
2022	73
2023	53
2024	62
Thereafter	139
Total(a)	$576
(a) Actual coal, gas and transportation purchases are significantly higher than these estimated minimum unconditional long- term firm commitments
Minimum purchase commitment obligations under purchased power agreements	These contracts are not included in the consolidated balance sheet as of December 31, 2019. Minimum purchase commitment obligations are as follows as of December 31, 2019:

Period	(In millions)
2020	$35
2021	49
2022	68
2023	56
2024	56
Thereafter	349
Total	$613